Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2015
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries and VIEs
Direct subsidiaries	Equity interest held	Place and date of incorporation
Jumei Hongkong Limited (“Jumei Hongkong”)	100%	Hong Kong, September 6, 2010
Jumei Hongkong Holding Limited (“Jumei Hongkong Holding”)	100%	Hong Kong, March 25, 2014
Beijing Silvia Technology Service Co., Ltd. (“Beijing Jumei”)	100%	China, March 4, 2011
Shanghai Jumeiyoupin Technology Co., Ltd. (“Shanghai Jumei”) (Formerly known as Shanghai Paddy Commerce and Trade Co., Ltd.)	100%	China, June 19, 2012
Chengdu Jumeiyoupin Science and Technology Co., Ltd. (“Chengdu Jumei”)	100%	China, July 19, 2012
Tianjin Cyril Information Technology Co., Ltd. (“Tianjin Cyril”)	100%	China, March 22, 2013
Tianjin Qianmei International Trading Co., Ltd. (“Tianjin Qianmei”)	100%	China, March 25, 2013
Tianjin Jumeiyoupin Technology Co., Ltd. (“Tianjin Jumei”) (Formerly known as Tianjin Venus Technology Co., Ltd.)	100%	China, December 30, 2013
Zhengzhou Venus Information Technology Co., Ltd. (“Zhengzhou Venus”)	100%	China, August 26, 2014
Suzhou Jumeiyoupin Technology Co., Ltd. (“Suzhou Jumei”)	100%	China, October 15, 2014

VIE	Equity interest indirectly held	Place and date of incorporation
Reemake Media Co., Ltd. (“Reemake Media”)	100%	China, August 5, 2009

Schedule of Information about VIEs
	As of December 31,
	2014	2015
	RMB	RMB
Total assets	212,138	665,658
Less: loans receivable (Note 5)	-	(549,145)
Total assets excluding loans receivable	212,138	116,513
Total liabilities	171,436	630,690
Less: inter-company payable	(154)	(474,236)
Total liabilities excluding inter-company payable	171,282	156,454

	For the Year Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Total net revenue	738,403	664,287	869,959
Net income/ (loss)	19,181	(23,635)	(44,150)

Net cash provided by/(used in) operating activities	89,582	(140,513)	53,880
Net cash provided by/(used in) in investing activities	27,155	(26,787)	(568,638)
Net cash provided by financing activities	-	-	551,800
Net increase/(decrease) in cash and cash equivalents	116,737	(167,300)	37,042
Cash and cash equivalents at beginning of year	61,112	177,849	10,549
Cash and cash equivalents at end of year	177,849	10,549	47,591